Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials	$ 24,349	$ 26,784
Finished goods	26,051	23,474
Total	$ 50,400	$ 50,258